Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	QUANTERIX CORPORATION
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001503274
Amendment Flag	false